Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total Compensation for CEO	Compensation Actually Paid to CEO (1)	Average Summary Compensation Table Total Compensation for Other NEOs (2)	Average Compensation Actually Paid to Other NEOs (3)	Company Cumulative TSR (4)	Peer Group Cumulative TSR (4)	Net Income ($ millions)	Company- Selected Performance Measure - Adjusted EBITDA ($ millions) (5)
2023	$6,281,977	$6,930,537	$3,117,588	$3,413,818	$144.58	$62.94	$496,836	$985,724
2022	$6,079,394	$5,835,634	$2,987,339	$2,865,459	$120.86	$68.45	$438,647	$938,079
2021	$5,934,758	$3,575,038	$3,014,134	$2,894,741	$146.81	$102.98	$388,090	$827,289
2020	$3,912,660	$4,845,020	$2,385,147	$2,220,007	$97.39	$72.97	$243,386	$671,536

(1)
Represents the amount of “compensation actually paid” (“CAP”) to Mr. Sean E. Reilly, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Sean E. Reilly during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Sean Reilly’s total compensation as reported in the Summary Compensation Table (“SCT”) for each year to determine the compensation actually paid:

Compensation Element	2020	2021	2022	2023
Total Comp as Reported in SCT	$3,912,660	$5,934,758	$6,079,394	$6,281,977
Pension/NQDC as Reported in SCT	—	—	—	—
Stock Awards as Reported in SCT	($2,885,960)	($4,035,240)	($3,893,560)	($4,482,280)
Option Awards as Reported in SCT	—	—	—	—
Pension Value for Current Year	—	—	—	—
Adjusted Equity Values and Accrued Dividends(a)	$3,818,320	$1,675,520	$3,649,800	$5,130,840
Compensation Actually Paid (CAP)	$4,845,020	$3,575,038	$5,835,634	$6,930,537
(a) The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2020	$3,661,680	$156,640	$3,818,320
2021	$5,337,200	($3,661,680)	$1,675,520
2022	$4,153,600	($503,800)	$3,649,800
2023	$4,676,320	$454,250	$5,130,840

(2)
Represents the average of the amounts reported for the Company’s named executive officers, excluding Mr. Sean E. Reilly (“NEOs”), as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Sean E. Reilly) included for purposes of calculating the average amounts in each applicable year are Mr. Kevin P. Reilly, Jr. and Mr. Jay L. Johnson.

(3)
Represents the amount of “compensation actually paid” (“CAP”) to the NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid:

Compensation Element	2020	2021	2022	2023
Average Total Comp as Reported in SCT	$2,385,147	$3,014,134	$2,987,339	$3,117,588
Average Pension/NQDC as Reported in SCT	—	—	—	—
Average Stock Awards as Reported in SCT	($1,742,980)	($2,017,620)	($1,946,780)	($2,269,190)
Average Option Awards as Reported in SCT	—	—	—	—
Average Pension Value for Current Year	—	—	—	—
Average Adjusted Equity Values and Accrued Dividends(a)	$1,577,840	$1,898,227	$1,824,900	$2,565,420
Compensation Actually Paid (CAP)	$2,220,007	$2,894,741	$2,865,459	$3,413,818
(a) The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Value of Dividends Paid and not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2020	$1,830,840	($548,878)	($16,263)	$300,023	$12,117	$1,577,840
2021	$2,668,600	($777,104)	—	—	$6,731	$1,898,227
2022	$2,076,800	($251,900)	—	—	—	$1,824,900
2023	$2,338,160	$227,260	—	—	—	$2,565,420

(4)
Reflects the cumulative total stockholder return (“TSR”) of each of the Company and OUTFRONT Media Inc., as the Company’s peer, for the year ended December 31, 2020, the two-years
ended December 31, 2021, the three years ended December 31, 2022, and the four years ended December 31, 2023, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.

(5)
Adjusted EBITDA is defined as net income before income tax expense (benefit), interest expense (income), equity in (earnings) loss of investee, loss (gain) on extinguishment of debt and investments, stock-based compensation, depreciation and amortization, loss (gain) on disposition of assets and investments, transaction expenses and capitalized contract fulfillment costs, net.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Represents the average of the amounts reported for the Company’s named executive officers, excluding Mr. Sean E. Reilly (“NEOs”), as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Sean E. Reilly) included for purposes of calculating the average amounts in each applicable year are Mr. Kevin P. Reilly, Jr. and Mr. Jay L. Johnson.
Peer Group Issuers, Footnote	Reflects the cumulative total stockholder return (“TSR”) of each of the Company and OUTFRONT Media Inc., as the Company’s peer, for the year ended December 31, 2020, the two-years
	ended December 31, 2021, the three years ended December 31, 2022, and the four years ended December 31, 2023, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.
PEO Total Compensation Amount	$ 6,281,977	$ 6,079,394	$ 5,934,758	$ 3,912,660
PEO Actually Paid Compensation Amount	$ 6,930,537	5,835,634	3,575,038	4,845,020
Adjustment To PEO Compensation, Footnote
(1)
Represents the amount of “compensation actually paid” (“CAP”) to Mr. Sean E. Reilly, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Sean E. Reilly during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Sean Reilly’s total compensation as reported in the Summary Compensation Table (“SCT”) for each year to determine the compensation actually paid:

Compensation Element	2020	2021	2022	2023
Total Comp as Reported in SCT	$3,912,660	$5,934,758	$6,079,394	$6,281,977
Pension/NQDC as Reported in SCT	—	—	—	—
Stock Awards as Reported in SCT	($2,885,960)	($4,035,240)	($3,893,560)	($4,482,280)
Option Awards as Reported in SCT	—	—	—	—
Pension Value for Current Year	—	—	—	—
Adjusted Equity Values and Accrued Dividends(a)	$3,818,320	$1,675,520	$3,649,800	$5,130,840
Compensation Actually Paid (CAP)	$4,845,020	$3,575,038	$5,835,634	$6,930,537
(a) The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2020	$3,661,680	$156,640	$3,818,320
2021	$5,337,200	($3,661,680)	$1,675,520
2022	$4,153,600	($503,800)	$3,649,800
2023	$4,676,320	$454,250	$5,130,840

Non-PEO NEO Average Total Compensation Amount	$ 3,117,588	2,987,339	3,014,134	2,385,147
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,413,818	2,865,459	2,894,741	2,220,007
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents the amount of “compensation actually paid” (“CAP”) to the NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid:

Compensation Element	2020	2021	2022	2023
Average Total Comp as Reported in SCT	$2,385,147	$3,014,134	$2,987,339	$3,117,588
Average Pension/NQDC as Reported in SCT	—	—	—	—
Average Stock Awards as Reported in SCT	($1,742,980)	($2,017,620)	($1,946,780)	($2,269,190)
Average Option Awards as Reported in SCT	—	—	—	—
Average Pension Value for Current Year	—	—	—	—
Average Adjusted Equity Values and Accrued Dividends(a)	$1,577,840	$1,898,227	$1,824,900	$2,565,420
Compensation Actually Paid (CAP)	$2,220,007	$2,894,741	$2,865,459	$3,413,818
(a) The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Value of Dividends Paid and not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2020	$1,830,840	($548,878)	($16,263)	$300,023	$12,117	$1,577,840
2021	$2,668,600	($777,104)	—	—	$6,731	$1,898,227
2022	$2,076,800	($251,900)	—	—	—	$1,824,900
2023	$2,338,160	$227,260	—	—	—	$2,565,420

Compensation Actually Paid vs. Total Shareholder Return
The following charts reflect how the CAP over the four-year period ended December 31, 2023 aligns to trends in the Company’s TSR, net income and adjusted EBITDA results over the same period. In addition, the chart titled “CAP vs. TSR” reflects that the Company’s TSR over this four-year period tracks the same general trend as the peer group TSR over the same period.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The following charts reflect how the CAP over the four-year period ended December 31, 2023 aligns to trends in the Company’s TSR, net income and adjusted EBITDA results over the same period. In addition, the chart titled “CAP vs. TSR” reflects that the Company’s TSR over this four-year period tracks the same general trend as the peer group TSR over the same period.

Tabular List, Table
The following table identifies the only two financial performance measures used by our Compensation Committee to link the CAP paid to our CEO and other NEOs in 2023.

Financial Performance Measures
Adjusted EBITDA
Net Revenue

Total Shareholder Return Amount	$ 144.58	120.86	146.81	97.39
Peer Group Total Shareholder Return Amount	62.94	68.45	102.98	72.97
Net Income (Loss)	$ 496,836,000,000	$ 438,647,000,000	$ 388,090,000,000	$ 243,386,000,000
Company Selected Measure Amount	985,724,000,000	938,079,000,000	827,289,000,000	671,536,000,000
PEO Name	Mr. Sean E. Reilly
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Net Revenue
PEO | Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,482,280)	$ (3,893,560)	$ (4,035,240)	$ (2,885,960)
PEO | Adjusted Equity Values and Accrued Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,130,840	3,649,800	1,675,520	3,818,320
PEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,676,320	4,153,600	5,337,200	3,661,680
PEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	454,250	(503,800)	(3,661,680)	156,640
PEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,130,840	3,649,800	1,675,520	3,818,320
Non-PEO NEO | Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,269,190)	(1,946,780)	(2,017,620)	(1,742,980)
Non-PEO NEO | Adjusted Equity Values and Accrued Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,565,420	1,824,900	1,898,227	1,577,840
Non-PEO NEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,338,160	2,076,800	2,668,600	1,830,840
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	227,260	(251,900)	(777,104)	(548,878)
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(16,263)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				300,023
Non-PEO NEO | Value of Dividends Paid and not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,731	12,117
Non-PEO NEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,565,420	$ 1,824,900	$ 1,898,227	$ 1,577,840